Other operating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Net impairment loss on trade receivables	$ 60	$ 1,537
Impairment loss allowance	250	250
Impairment loss on trade receivables	310	1,787
Restructuring costs	66	101
Other operating expense	$ 376	$ 1,888